Organization and Principal Business	6 Months Ended
Jun. 30, 2026
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Principal Business

1. Organization and Principal Business

CBL International, or the Company, is a holding company without any operations of its own and owns 100% of Banle International Group Limited (“Banle BVI”) which was incorporated in the British Virgin Islands.

The Company is a marine fuel logistics company providing one-stop solutions for vessel refueling, which is referred to as a facilitator in the bunkering industry. The Company facilitates vessel refueling between ship operators and local physical distributors/traders by purchasing marine fuel from suppliers and arranging the delivery of it to customers. While the Group’s primary focus remains on its established bunkering facilitation services, it has taken a measured step to broaden its presence in the sustainable energy supply chain through the distribution of sustainable fuel materials and biofuel supply.

The companies of the Group are listed as follows:

Entity Name	Place of Incorporation	Percentage of ownership	Principal activities
CBL International Limited (“CBL”)	Cayman Islands	Parent	Ultimate holding Company
Banle International Group Limited (“Banle BVI”)	British Virgin Islands	100% by CBL	Investment holding
Banle Investment Holdings Limited (“BIHL”)	British Virgin Islands	100% by CBL	Investment holding
Banle International Marketing Limited	Labuan, Malaysia	100% by Banle BVI	Marketing service
Banle International (Malaysia) Sdn. Bhd.	Kuala Lumpur, Malaysia	100% by Banle BVI	Sales and distribution of marine fuel
Banle Energy International Limited (“Banle HK”)	Hong Kong	100% by Banle BVI	Sales and distribution of marine fuel
Reliance (China) Limited	Hong Kong	100% by Banle HK	Business management
Banle International (China) Limited (“Banle China”)	Hong Kong	100% by Banle BVI	Investment holding
Banle International (Singapore) Pte Ltd	Singapore	100% by Banle BVI	Sales and distribution of marine fuel
Banle International (Europe) Limited	Ireland	100% by Banle BVI	Business management
Green Marine Energy Holdings Limited (“GMEH”)	British Virgin Islands	50.5% by BIHL	Investment holding
Green Marine Energy Sdn Bhd	Malaysia	100% by GMEH	Trading and supply fuel related products
Green Marine Supply Sdn Bhd – An Associated Company	Malaysia	30% by GMEH	Trading and supply fuel related products